Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Taxation
Schedule of composition of income tax expenses

	For the Year Ended December 31,
	2016	2017	2018
	RMB in thousands
Current income tax expense	3,141	8,881	14,909
Withholding income tax expense	—	—	11,079
Deferred income tax expense	—	—	—
Total	3,141	8,881	25,988

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate

	For the Year Ended December 31,
	2016	2017	2018
	%	%	%
Statutory income tax rate	25.00	25.00	25.00
Permanent differences	(9.90)	(13.22)	(3.76)
Tax rate difference from statutory rate in other jurisdictions*	(3.16)	(20.07)	(0.92)
Tax effect of preferential tax treatments	—	3.76	(3.15)
Withholding tax	—	—	(2.05)
Change in valuation allowance	(12.29)	(0.55)	(19.94)
Effective income tax rate	(0.35)	(5.08)	(4.82)

*  It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.

Schedule of net operating tax loss carry forwards

RMB in thousands
Loss expiring in 2019	22,182
Loss expiring in 2020	54,598
Loss expiring in 2021	100,163
Loss expiring in 2022	143,374
Loss expiring in 2023	625,608
Total	945,925

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

	December 31,	December 31,
	2017	2018
	RMB in thousands
Deferred tax assets:
Deferred revenue, primarily for games	37,981	90,311
Accrued expenses and other payables	24,423	25,984
Advertising expenses in excess of deduction limit	6,378	312
Net operating tax loss carry forwards	88,100	176,439
Others	382	909
Total deferred tax assets	157,264	293,955
Less: valuation allowance	(157,264)	(293,955)
Net deferred tax assets	—	—

Schedule of movement of the aggregate valuation allowances for deferred tax assets

		Re-measurement due to		Expiration of loss carry
	Balance at	applicable preferential		forward and impact of disposal	Balance at
	January 1	tax rate for HNTE	Addition	of subsidiaries	December 31
	RMB in thousands
2016	(72,242)	—	(111,637)	788	(183,091)
2017	(183,091)	23,074	(962)	3,715	(157,264)
2018	(157,264)	22,502	(159,690)	497	(293,955)